Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc.' Shareholders [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Losses [Member]	Non-Controlling Interests [Member]	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]
Balance at Dec. 31, 2013	$ 695,299	$ 694,537	$ 17,250	$ 404,287	$ (218,735)	$ 762	$ 358,820	$ 132,915
Balance of common stock, shares at Dec. 31, 2013	209,867,426						129,867,426	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ (109,028)	(109,333)		(109,333)		305
Other comprehensive losses	(83,837)	(83,732)			(83,732)	(105)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,881)				$ 6,881
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							348,617
Stock-based compensation related to the 2011 Equity Incentive Plan	6,163	6,163	6,163
Acquisition of non-controlling interests	(750)	(558)	(558)			(192)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(127)	(127)		(127)
Dividends to non-controlling interests	(97)					(97)
Balance at Dec. 31, 2014	$ 457,587	456,914	15,974	244,791	(302,467)	673	$ 365,701	$ 132,915
Balance of common stock, shares at Dec. 31, 2014	210,216,043						130,216,043	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ (51,369)	(51,633)		(51,633)		264
Other comprehensive losses	(121,987)	(121,796)			(121,796)	(191)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,156)				$ 6,156
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							322,853
Stock-based compensation related to the 2011 Equity Incentive Plan	2,788	2,788	2,788
Dividends to non-controlling interests	(129)					(129)
Balance at Dec. 31, 2015	$ 286,890	286,273	12,606	193,158	(424,263)	617	$ 371,857	$ 132,915
Balance of common stock, shares at Dec. 31, 2015	210,538,896						130,538,896	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ 78,988	78,810		78,810		178
Other comprehensive losses	(17,424)	(17,386)			(17,386)	(38)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(2,112)				$ 2,112
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							172,328
Stock-based compensation related to the 2011 Equity Incentive Plan	3,294	3,294	3,294
Dividends to non-controlling interests	(172)					(172)
Balance at Dec. 31, 2016	$ 351,576	$ 350,991	$ 13,788	$ 271,968	$ (441,649)	$ 585	$ 373,969	$ 132,915
Balance of common stock, shares at Dec. 31, 2016	210,711,224						130,711,224	80,000,000